File No. 333-202460

811-23036

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 29  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 29  [X]

(Check appropriate box or boxes.)

BNY Mellon Absolute Insight Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant BNY Mellon Absolute Insight Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3th day of September, 2020.

BNY Mellon Absolute Insight Funds, Inc.

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	09/03/20

Renee LaRoche-Morris

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	09/03/20

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	09/03/20

Joseph S. DiMartino

/s/ Gordon J. Davis*	Board Member	09/03/20

Gordon J. Davis

/s/ Joni Evans*	Board Member	09/03/20

Joni Evans

/s/ Joan L. Gulley*	Board Member	09/03/20

Joan L. Gulley

/s/ Ehud Houminer*	Board Member	09/03/20

Ehud Houminer

/s/ Alan H. Howard*	Board Member	09/03/20

Alan H. Howard

/s/ Robin A. Melvin*	Board Member	09/03/20

Robin A. Melvin

/s/ Burton N. Wallack*	Board Member	09/03/20

Burton N. Wallack

/s/ Benaree P. Wiley*	Board Member	09/03/20

Benaree P. Wiley

*BY:	/s/Sarah S. Kelleher
Sarah S. Kelleher, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

 EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.